As filed with the Securities and Exchange Commission on March 26, 2013

Securities Act Registration No. 333-

Investment Company Registration No. 811-22780

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

[X]        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ]     Pre-Effective Amendment No.

  [   ]     Post-Effective Amendment No.

and/or

[X]        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X] Amendment No. 4

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

(Exact Name of Registrant as Specified in Charter)

280 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices)

(212) 832-3232

(Registrant’s Telephone Number, including Area Code)

Tina M. Payne, Esq.

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(212) 832-3232

(Name and Address of Agent for Service)

With Copies to:

Michael G. Doherty	Leonard B. Mackey, Jr.
Ropes & Gray LLP	Clifford R. Cone
1211 Avenue of the Americas	Clifford Chance US LLP
New York, New York 10036	31 West 52nd Street
New York, New York 10019

Approximate Date of Proposed Public Offering: Upon the effectiveness of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

[ ]	when declared effective pursuant to 8(c)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed registration statement.

[X]	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-185483.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT*

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee**
Common Shares, $.001 par value per share	3,850,000	$20.00	$77,000,000	$10,502.80

  * Estimated solely for the purpose of calculating the registration fee.

  ** Includes common shares that may be offered by the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-185483), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents refiled herewith), declared effective on March 25, 2013, are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 25.   Financial Statements and Exhibits

1.	Financial Statements

Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-185483) as filed on February 22, 2013, and are incorporated by reference.

2.	Exhibits

(a)(i)	Articles of Incorporation(1)
(a)(ii)	Articles of Amendment(2)
(b) (c) (d)(i)	By-Laws(2) Not applicable Form of specimen share certificate(3)
(d)(ii)	The rights of security holders are defined in the Registrant’s Articles of Incorporation (Article FIFTH, SEVENTH and EIGHTH) and the Registrant’s By-Laws (Article II and Article VI).(1)(2)
(e)	Reinvestment Plan(3)
(f)	Not applicable
(g)	Investment Management Agreement(3)
(h)(i)	Form of Underwriting Agreement(3)
(h)(ii)	Form of Master Selected Dealers Agreement(3)
(h)(iii)	Form of Master Agreement Among Underwriters(3)
(i)	Not applicable
(j)	Form of Custody Agreement(3)
(k)(i)	Form of Stock Transfer Agency Agreement(3)
(k)(ii)	Administration Agreement(3)
(k)(iii)	Form of Fund Administration Servicing Agreement(3)
(k)(iv)	Form of Fund Accounting Services Agreement(3)
(k)(v)	Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated(3)
(k)(vi)	Form of Structuring Fee Agreement with Deutsche Bank Securities Inc.(4)
(k)(vii)	Form of Structuring Fee Agreement with RBC Capital Markets, LLC(4)
(k)(viii)	Form of Sales Incentive Fee Agreement with Sterne, Agee & Leach, Inc.(4)
(l)	Opinion and Consent of Venable LLP*
(m)	Not applicable
(n)	Consent of Independent Registered Public Accounting Firm*
(o)	Not applicable
(p)	Investment Representation Letter(3)
(q)	Not applicable
(r)(1)	Code of Ethics of the Fund and the Investment Manager(3)
(r)(2)	Code of Ethics for Principal Executive and Principal Financial Officers(4)
(s)	Power of Attorney(3)

*	Filed herewith.
(1)	Filed as an exhibit to the Registration Statement on Form N-2 (333-185483; 811-22780) filed with the Securities and Exchange Commission on December 14, 2012.
(2)	Filed as an exhibit to the Registration Statement on Form N-2 (333-185483, 811-22780) filed with the Securities and Exchange Commission on February 1, 2013.
(3)	Filed as an exhibit to the Registration Statement on Form N-2 (333-185483; 811-22780) filed with the Securities and Exchange Commission on February 22, 2013.
(4)	Filed as an exhibit to the Registration Statement on Form N-2 (333-185483; 811-22780) filed with the Securities and Exchange Commission on March 22, 2013.

Item 26.  Marketing Arrangements

            See the Form of Underwriting Agreement, the Form of Master Selected Dealers Agreement, the Form of Master Agreement Among Underwriters, the Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated, the Form of Structuring Fee Agreement with Deutsch Bank Securities Inc., the Form of Structuring Fee Agreement with RBC Capital Markets, LLC and the Form of Sales Incentive Fee Agreement with Sterne, Agee & Leach, Inc. filed as Exhibit (h)(1), Exhibit (h)(2), Exhibit (h)(3), Exhibit (k)(v), Exhibit (k)(vi), Exhibit (k)(vii) and Exhibit (k)(viii), respectively, to the Registration Statement previously filed on Form N-2 (333-185483).

Item 27.  Other Expenses of Issuance and Distribution

The following table sets forth the expenses to be incurred in connection with the offer described in the Registration Statement previously filed on Form N-2 (333-185483):

Registration and Filing Fees	$75,293
FINRA Fees	83,300
New York Stock Exchange Fees	30,000
Costs of Printing and Engraving	250,000
Accounting Fees and Expenses	24,000
Marketing Expenses	252,000
Legal Fees and Expenses	279,000

Total*	$993,593

*	Estimated expenses. The expenses set forth above include the expenses associated with the issuance and distribution of the Fund’s Common Shares of beneficial interest whose offering was registered pursuant to the Fund’s Registration Statement on Form N-2 (File No. 333-185483).

Item 28.	Persons Controlled by or under Common Control with Registrant

None.

Item 29.	Number of Holders of Securities

Set forth below is the number of record holders as of February 22, 2013, of each class of securities of the Registrant:

Title of Class	Number of Record Holders

Common Shares of Beneficial interest, par value $0.01 per share	1

Item 30.	Indemnification

It is the Registrant’s policy to indemnify its directors and officers to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article NINTH of Registrant’s Articles of Incorporation, and Article VIII of the Registrant’s By-Laws. The liability of the Registrant’s directors and officers is dealt with in Article NINTH of Registrant’s Articles of Incorporation. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s investment manager (the “Investment Manager”), for any loss suffered by the Registrant or its shareholders is set forth in Section 5 of the Investment Management Agreement.

The Registrant has agreed to indemnify the Underwriters of the Registrant’s common stock to the extent set forth in the Form of Underwriting Agreement previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-185483).

Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of Investment Adviser

This information, with respect to the Investment Manager, is set forth under the caption “Management of the Fund” in the Prospectus and in the Statement of Additional Information, constituting Parts A and B, respectively, of the Registration Statement previously filed on Form N-2 (333-185483).

The following is a list of the directors and officers of the Investment Manager. Unless otherwise indicated, none of the persons listed below has had other business connections of a substantial nature during the past two fiscal years other than as stated in the Prospectus forming Part A of the Registration Statement previously filed on Form N-2 (333-185483).

Name	Title	Other Business/Position Held/Dates
Robert H. Steers	Co-Chairman and Co-Chief Executive Officer, Director	*

Martin Cohen	Co-Chairman and Co-Chief Executive Officer, Director	*

Joseph M. Harvey	President	*

Adam M. Derechin	Executive Vice President and Chief Operating Officer	*

Matthew S. Stadler	Executive Vice President and Chief Financial Officer	*

Frank Poli	Executive Vice President, General Counsel	*

Douglas R. Bond	Executive Vice President	*

William J. Frischling	Executive Vice President	*

Stephen Dunn	Executive Vice President	*

Name	Title	Other Business/Position Held/Dates
William F. Scapell	Senior Vice President, Director of Fixed Income Investments	*

Robert Becker	Senior Vice President	*

Thomas Bohjalian	Senior Vice President	*

Yigal Jhirad	Senior Vice President	*

James Giallanza	Senior Vice President	*

Bernard Doucette	Senior Vice President and Chief Accounting Officer	*

Richard E. Helm	Senior Vice President	*

Norbert Berrios	Senior Vice President	*

Salvatore Rappa	Senior Vice President and Associate General Counsel	*

Lisa Phelan	Senior Vice President and Director of Compliance	*

Tina M. Payne	Senior Vice President and Associate General Counsel	*

Michele Nolty	Senior Vice President	*

Robert Tisler	Senior Vice President	*

Frank Zukowski	Senior Vice President	*

David Edlin	Senior Vice President	*

Steven Buckridge	Senior Vice President	*

Stephen Coyle	Senior Vice President	*

Brooks Hamblett	Senior Vice President	*

Christopher Henderson	Senior Vice President	*

James McAdams	Senior Vice President	*

Charles McKinley	Senior Vice President	*

Matthew Pace	Senior Vice President	Pace Metals, Inc., Vice President. 1996 - present; Pace Glass, Inc., Vice President, 1996 - present

Edward Rieger	Senior Vice President	*

Shui Seto	Senior Vice President	*

Todd Voigt	Senior Vice President	*

Ben Morton	Senior Vice President	*

Matthew Karcic	Senior Vice President	*

Martha Shapiro	Senior Vice President	Morgan Stanley Investment Management, Executive Director, 2004-2010

Adam Johnson	Senior Vice President and Associate General Counsel	*

John Cheigh	Senior Vice President	*

Michael DeGroff	Senior Vice President	*

Kim Spellman	Senior Vice President	*

Name	Title	Other Business/Position Held/Dates
Anthony Ialeggio	Senior Vice President	Alliance Bernstein Investments, Managing Director, 2000 - 2010

James MacPherson	Senior Vice President	Financial Products Group, Inc., Founder/Consultant, 2009-2010

Neil Bloom	Vice President	*

Anatoliy Cheravach	Vice President	*

Austin Fagan	Vice President	*

Mary Gordon	Vice President	*

Stephen Lavine	Vice President	Credit Suisse, Consultant, 2009 - 2010

Andrew Humble	Vice President	*

Jason Williams	Vice President	WisdomTree Asset Management, Inc., Regional Director, 2007 - 2010

Joseph Williams	Vice President	*

Joanna Kennedy	Vice President	*

Jamelah Leddy	Vice President	*

Michael Loftus	Vice President	*

Kevin Lotti	Vice President	*

Mark Miness	Vice President	*

Ronald Pucillo	Vice President	*

Dev Subhash	Vice President	*

Stephen Tone	Vice President	*

Thomas Watkins	Vice President	*

Pascal van Garderen	Vice President	*

Elaine Zaharis-Nikas	Vice President	*

Luis Polit	Vice President	*

Ted Valenti	Vice President	*

Antonia Montanari	Vice President	*

Scott Dwyer	Vice President	*

Deborah Krisbergh	Vice President	*

Jason Yablon	Vice President	*

Jamie Zimmerman	Vice President	*

Matthew McAvoy	Vice President	*

Mark Dickinson	Vice President	*

Name	Title	Other Business/Position Held/Dates
Michael Miller	Vice President	*

Damien Porras	Vice President	AllianceBernstein, Vice President, 2004 - 2010

Julia Chin	Vice President	*

Colleen Dean	Vice President	*

Judy Diaz	Vice President	Truesoft, Inc., President, 2006 - present

William Formosa	Vice President	*

Heather Kaden	Vice President	*

Matthew Kirschner	Vice President	*

Yue Zhang	Vice President	*

Christopher Barrett	Vice President	*

Robert Cipriano	Vice President	*

Rochan Kalyanpur	Vice President	Swiss Reinsurance Company, Assistant Vice President, 2007-2010

Laura Kling	Vice President	*

Saho Tada	Vice President	*

William Cheng	Vice President	*

Michael Kaufman	Vice President	*

John Murphy	Vice President	*

Stephen Fiacco	Vice President	*

Adam Schaffler	Vice President	*

Evan Serton	Vice President	*

Parke Miller Johnson	Vice President	*

Emily Beaton	Vice President	*

Jonathan Beshel	Vice President	*

Jerome Dorost	Vice President	Citigroup, 7/2003-8/2010

Laurel Durkay	Vice President	*

Sean McDermott	Vice President	*

Sayuri Ohyagi	Vice President	Advantage Partners LLP, 5/2009-7/2011

Michael Penn	Vice President	*

Stanislav Platsman	Vice President	*

Kevin Rochefort	Vice President	*

Janine Seto-Moy	Vice President	*

Elizabeth Sharr	Vice President	*

Benjamin Tisdale	Vice President	*

Lorraine Tutovic	Vice President	*

Henry Yeng	Vice President	*

Item 32.	Location of Accounts and Records

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant’s Custodian, U. S. Bank National Association. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 280 Park Avenue, New York, New York 10017.

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

(1)     Registrant undertakes to suspend the offering of shares until the prospectus is amended if, subsequent to the effective date of this Registration Statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the Registration Statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)     Not applicable.

(3)     Not applicable.

(4)     Not applicable.

(5)     Registrant hereby undertakes that:

    (a)     for the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance on Rule 430A and contained in the form of prospectus filed by Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

    (b)     for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)     Registrant undertakes to send by first-class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, State of New York, on the 26th day of March, 2013.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Adam M. Derechin Adam M. Derechin	President and Chief Executive Officer (Principal Executive Officer)	March 26, 2013

/s/ James Giallanza James Giallanza	Treasurer (Principal Financial and Accounting Officer)	March 26, 2013

/s/ Martin Cohen Martin Cohen	Co-Chairman and Director	March 26, 2013

/s/ Robert H. Steers Robert H. Steers	Co-Chairman and Director	March 26, 2013

/s/ Bonnie Cohen* Bonnie Cohen	Director	March 26, 2013

/s/ George Grossman* George Grossman	Director	March 26, 2013

/s/ Richard J. Norman* Richard J. Norman	Director	March 26, 2013

/s/ Frank K. Ross* Frank K. Ross	Director	March 26, 2013

/s/ C. Edward Ward, Jr.* C. Edward Ward, Jr.	Director	March 26, 2013

*By: /s/ Adam M. Derechin Attorney -in- Fact

Index of Exhibits

(l)	Opinion and Consent of Venable LLP

(n)	Consent of Independent Registered Public Accounting Firm